Sales and other operating revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of revenue from contracts with customers, by product

			$ million
	2023	2022	2021
Crude oil	2,413	6,309	5,483
Oil products	128,969	149,854	101,418
Natural gas, LNG and NGLs	29,541	41,770	24,378
Non-oil products and other revenues from contracts with customers	10,298	7,896	6,082
Revenue from contracts with customers	171,221	205,829	137,361
Other operating revenues[a]	38,909	35,563	20,378
Total sales and other operating revenues	210,130	241,392	157,739